Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate

	Years Ended December 31,
	2021	2020
Tax benefit at U.S. statutory rate	21.0%	21.0%
State income tax benefit, net of federal benefit	1.6%	1.1%
Nondeductible expenses	1.6%	(3.1)%
State law changes	0.4%	(3.0)%
Other	0.3%	(0.3)%
Change in valuation allowance	(25.1)%	(15.8)%
Income tax expense	(0.2)%	(0.1)%

Schedule of components of net deferred income taxes

	December 31,
	2021	2020
Deferred tax assets:
Tax goodwill	$3,267	$3,428
Net operating loss carryforwards	14,794	10,008
Inventory	647	949
Deferred revenue	-	131
Acquired intangibles	1,174	908
Revenue interest obligation	1,347	789
Interest expense	1,866	1,248
Other	1,314	1,094
Total assets	24,409	18,555
Deferred tax liabilities:
Prepaid expenses	(200)	(556)
Total liabilities	(200)	(556)

Total net deferred tax asset	24,209	17,999
Valuation allowance	(24,209)	(17,999)
Net deferred tax asset, net of valuation allowance	$—	$—